UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Owl Creek Asset Management, L.P.
Address: 640 Fifth Avenue
         20th Floor
         New York, NY  10019

13F File Number:  28-11037

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dan Sapadin
Title:     CFO
Phone:     212-688-2550

Signature, Place, and Date of Signing:

     /s/ Dan Sapadin     New York, NY/USA     November 16, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $5,133,144 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ATLAS AMER INC                 COM              049167109    49170  1816400 SH       SOLE                  1816400        0        0
BANK OF AMERICA CORPORATION    COM              060505104    63243  3737746 SH       SOLE                  3737746        0        0
CHEVRON CORP NEW               COM              166764100    80072  1136900 SH       SOLE                  1136900        0        0
CIGNA CORP                     COM              125509109   185342  6598163 SH       SOLE                  6598163        0        0
CITIGROUP INC                  COM              172967101    67229 13890349 SH       SOLE                 13890349        0        0
ENTERGY CORP NEW               COM              29364G103    10094   126400 SH       SOLE                   126400        0        0
EXELON CORP                    COM              30161N101   148920  3001200 SH       SOLE                  3001200        0        0
GENERAL MLS INC                COM              370334104    66749  1036800 SH       SOLE                  1036800        0        0
GENWORTH FINL INC              COM CL A         37247D106   111125  9299164 SH       SOLE                  9299164        0        0
HARTFORD FINL SVCS GROUP INC   COM              416515104    38613  1457100 SH       SOLE                  1457100        0        0
HUDSON CITY BANCORP            COM              443683107    99555  7570700 SH       SOLE                  7570700        0        0
ISHARES INC                    MSCI JAPAN       464286848    41748  4200000 SH       SOLE    PUT           4200000        0        0
ISHARES TR INDEX               FTSE XNHUA IDX   464287184   421885 10310000 SH       SOLE    PUT          10310000        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    63320  1398100 SH       SOLE                  1398100        0        0
METROPCS COMMUNICATIONS INC    COM              591708102    35475  3790084 SH       SOLE                  3790084        0        0
MI DEVS INC                    CL A SUB VTG     55304X104    22499  1672800 SH       SOLE                  1672800        0        0
MIRANT CORP NEW                *W EXP 01/03/201 60467r118      635   428801 SH       SOLE                   428801        0        0
NAVISTAR INTL CORP NEW         COM              63934E108    25516   681891 SH       SOLE                   681891        0        0
NORDSTROM INC                  COM              655664100    40618  1330000 SH       SOLE    PUT           1330000        0        0
NRG ENERGY INC                 COM NEW          629377508    57593  2043026 SH       SOLE                  2043026        0        0
QUICKSILVER RESOURCES INC      COM              74837R104    46745  3294200 SH       SOLE                  3294200        0        0
REGIONS FINANCIAL CORP NEW     COM              7591EP100    55487  8935150 SH       SOLE                  8935150        0        0
RRI ENERGY INC                 COM              74971X107   124566 17446191 SH       SOLE                 17446191        0        0
SANDRIDGE ENERGY INC           COM              80007P307    36958  2851660 SH       SOLE                  2851660        0        0
SP ACQUISITION HOLDINGS INC    UNIT 99/99/9999  78470A203    14550  1500000 SH       SOLE                  1500000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     4962    50200 SH       SOLE                    50200        0        0
SPDR TR                        UNIT SER 1       78462F103      470     4450 SH       SOLE                     4450        0        0
SPDR TR                        UNIT SER 1       78462F103  2885532 27327700 SH       SOLE    PUT          27327700        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102    38989   892800 SH       SOLE                   892800        0        0
UAL CORP                       COM NEW          902549807    23742  2575000 SH       SOLE    CALL          2575000        0        0
WELLPOINT INC                  COM              94973V107   234730  4956300 SH       SOLE                  4956300        0        0
WILLIAMS COS INC DEL           COM              969457100    37012  2071182 SH       SOLE                  2071182        0        0